Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Earning Per Common Share

The following table shows the amounts used in computing the basic and diluted earnings per common share.

	For the Year Ended December 31,
	2012	2011	2010
Numerator for basic and diluted earnings per share:
Income from continuing operations attributable to common stockholders	$2,395,785	$6,333,974	$3,464,817
Discontinued operations, net of noncontrolling interests	2,742,563	(128,203)	366,279

Net income attributable to common stockholders	$5,138,348	$6,205,771	$3,831,096

Denominator:
Denominator for basic earnings per share-weighted average shares	20,019,054	14,495,018	13,643,680
Effective dilutive securities:
Stock options	145,552	145,794	143,741

Denominator for diluted earnings per share—adjusted weighted average shares	20,164,606	14,640,812	13,787,421

Basic earnings per share:
Income from continuing operations attributable to common stockholders	$0.12	$0.44	$0.25
Discontinued operations, net of noncontrolling interests	0.14	(0.01)	0.03

Net income attributable to common stockholders	$0.26	$0.43	$0.28

Diluted earnings per share:
Income from continuing operations attributable to common stockholders	$0.12	$0.43	$0.25
Discontinued operations, net of noncontrolling interests	0.14	(0.01)	0.03

Net income attributable to common stockholders	$0.26	$0.42	$0.28